Share of results of associates	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Share of results of associates
5.	Share of results of associates

Share of results of associates include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Share of profit before interest and taxation	32.3	52.8	123.8
Share of exceptional losses	(13.3)	(28.4)	(41.7)
Share of interest and non-controlling interests	(6.3)	(3.2)	(9.7)
Share of taxation	(4.7)	(11.8)	(28.9)
	8.0	9.4	43.5